Subsequent Events	12 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21 – SUBSEQUENT EVENTS

YS Group performed an evaluation of events and transactions for potential recognition or disclosure through the date of this report. YS Group is not aware of any material subsequent events other than those disclosed below and elsewhere in the notes to the consolidated financial statements.

On May 9, 2023, YS Biopharma (Philippines) Inc. (“Philippines Yisheng”) was incorporated under the laws of Philippines as an entity owned by YS Group. Philippines Yisheng was incorporated for the purpose of research, development, producing, wholesaling and commercializing pharmaceutical products, including vaccines and other biological products.

On April 28, 2023, YS Group borrowed RMB6.7 million with interest at 5.3% from Shanghai Pudong Development Bank Co., Ltd. due on December 23, 2023.

From May 17, 2023 to June 7, 2023, YS Group borrowed RMB10.3 million with interest at 4.0% from China Construction Bank Shenyang Heping Branch for 18 months due in November and December, 2024.

From May 24, 2023 to July 18 , 2023, YS Group borrowed RMB16.4 million with interest at 5.0%, of which RMB3.6 million with interest at 4.75%, from China CITIC Bank Shenyang Tiexi Branch due from February, 2024 to May 2024.

On May 29, 2023, YS Group borrowed RMB40.0 million with interest at 4.8% from CITIC Financial Leasing Co., Ltd due on May 29, 2026.

From June 19, 2023 to July 11, 2023, YS Group borrowed RMB13.3 million with interest at 5.66% from China Guangfa Bank Co., Ltd. Shenyang Branch due on December 16, 2023.

From July 7, 2023 to July 19, 2023, YS Group borrowed RMB11.3 million with interest at 4.0% from Minsheng Bank Shenyang Huanghe Street Branch due in July, 2024.